Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1		2 0 2 3
	NIS	NIS	NIS		US Dollars
Dairy and Dairy Substitute Products	212,728	188,738		196,589	58,651
Canned Vegetables and Pickles	76,740	70,398		59,844	21,158
Canned Fish	74,750	62,270		56,064	20,609
Cereals, rice and pastas	61,573	61,350		62,712	16,977
Oils	43,058	44,241	(*)	23,025	11,872
Non-banking credit	-	-		276	-
Other	74,413	71,328	(*)	55,703	20,516
	543,262	498,325		454,213	149,783

Schedule of Revenues from Principal Products
	Percentage of Total Sales Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Large retail supermarket chains	54%	54%	50%
Other customers	46%	46%	50%
	100%	100%	100%